Available-for-Sale Financial Instruments - Additional Information (Detail) € / shares in Units, € in Thousands, ₱ in Millions, shares in Millions, $ in Millions										1 Months Ended		12 Months Ended
	Aug. 04, 2017 PHP (₱)	Aug. 04, 2017 USD ($)	Mar. 10, 2016 PHP (₱) shares	Mar. 10, 2016 USD ($) shares	Dec. 18, 2015 PHP (₱)	Dec. 18, 2015 USD ($)	Apr. 23, 2015 PHP (₱)	Apr. 23, 2015 USD ($)	Oct. 02, 2014	Feb. 28, 2015	Aug. 31, 2014 PHP (₱)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2015 PHP (₱)	Mar. 26, 2018 PHP (₱)	Mar. 26, 2018 EUR (€) € / shares	Oct. 01, 2014 EUR (€)	Aug. 31, 2014 EUR (€)
Disclosure Of Financial Assets [Line Items]
Purchase of available-for-sale financial investments												₱ 76	₱ 3,500	₱ 925
Asset impairment (Note 5)												8,258	11,042	9,690
Impairment recognized in profit or loss (Note 11)												540	5,381	5,124
Available-for-sale financial investments (Notes 6 and 11)												15,165	12,189
IFlix Limited [Member]
Disclosure Of Financial Assets [Line Items]
Purchase of available-for-sale financial investments	₱ 75	$ 1.5					₱ 686	$ 15.0
Conversion of notes to ordinary shares | shares			20.7	20.7
Valuation gain			₱ 898	$ 19.0
Increasing fair value of investment			₱ 1,584	$ 34.0
Percentage of total equity stock	7.30%	7.30%
Available-for-sale financial investments (Notes 6 and 11)												1,841	686
Matrixx Software, Inc. [Member]
Disclosure Of Financial Assets [Line Items]
Purchase of available-for-sale financial investments					₱ 237	$ 5.0
Available-for-sale financial investments (Notes 6 and 11)												237	237
Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Non-current financial assets available-for-sale											₱ 19,577	₱ 19,711	19,711					€ 333,000
Percentage of ownership									6.60%	6.10%	10.00%
Initial public offering | €																	€ 42,500
Decline in value below cost												20.00%
Asset impairment (Note 5)												₱ (11,045)	(10,505)
Impairment recognized in profit or loss (Note 11)												540	5,381	₱ 5,124
Available-for-sale financial investments (Notes 6 and 11)												₱ 12,848	₱ 10,058
Rocket Internet S E [Member] | Change in fair value of investment [Member]
Disclosure Of Financial Assets [Line Items]
Closing price per share at end of the year (in Euros) | € / shares																€ 24.52
Available-for-sale financial investments (Notes 6 and 11)															₱ 16,100	€ 247,000